Expense Example - THE GABELLI DIVIDEND GROWTH FUND	Apr. 30, 2026 USD ($)
THE GABELLI DIVIDEND GROWTH FUND CLASS AAA
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 203
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	1,052
Expense Example, with Redemption, 10 Years	2,269
THE GABELLI DIVIDEND GROWTH FUND CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	766
Expense Example, with Redemption, 3 Years	1,154
Expense Example, with Redemption, 5 Years	1,566
Expense Example, with Redemption, 10 Years	2,712
THE GABELLI DIVIDEND GROWTH FUND CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	378
Expense Example, with Redemption, 3 Years	841
Expense Example, with Redemption, 5 Years	1,430
Expense Example, with Redemption, 10 Years	3,026
THE GABELLI DIVIDEND GROWTH FUND CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	466
Expense Example, with Redemption, 5 Years	854
Expense Example, with Redemption, 10 Years	$ 1,941